RENTAL DEPOSITS	9 Months Ended
Sep. 30, 2012
Assets, Current [Abstract]
Deposit Assets Disclosures [Text Block]

NOTE 5: RENTAL DEPOSITS

Rental deposits amounted to $1,500 and $2,200 as of September 30, 2012 and December 31, 2011, respectively, mainly consisted of the security deposits for office leases. The rental deposit in the amount of $1,500 as of September 30, 2012 consisted of one office lease with the lease term from April 1, 2011 to March 31, 2013 (see Note 13). The rental deposit of $2,200 as of December 31, 2011 consisted of two office leases separate from the one as of September 30, 2012, and the lease terms were from July 11, 2011 to July 31, 2012 and from October 1, 2011 to March 31, 2012 (see Note 13). Both were terminated on July 31, 2012 and March 31, 2012, respectively and were not renewed, and the security deposits have been received in full amount as of September 30, 2012.